SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended	3 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 31, 2026	Jul. 30, 2026	Apr. 30, 2026	Mar. 06, 2026	Nov. 20, 2025	Nov. 05, 2025	Oct. 17, 2025	Oct. 01, 2025	Jul. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025	Jul. 22, 2026	Jul. 01, 2026	Sep. 30, 2025	Oct. 02, 2019
Subsequent Event [Line Items]
Share value										$ 48,334		$ 128,000	$ 48,334
Gross proceeds												$ 1,450	$ 454
Common Stock, Shares, Issued											2,427,500	2,433,333	2,427,500
Goodvision Inc [Member]
Subsequent Event [Line Items]
Share price											$ 5.00
Shares issued											10,000
Common Stock, Shares, Issued											10,000					10,000	1,000,000
Goodvision Inc [Member] | GV Assets Holdings [Member]
Subsequent Event [Line Items]
Professional service fees											$ 928,522
Cash Provided by (Used in) Continuing Operation											$ 6,858
Goodvision Inc [Member] | GV Assets Holdings [Member] | Related Party [Member]
Subsequent Event [Line Items]
Related party transaction expenses from transactions									$ 928,522
Goodvision Inc [Member] | Goodvision Cayman [Member]
Subsequent Event [Line Items]
Transaction costs																$ 3,000,000
Subsequent Event [Member] | Goodvision Inc [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to underwriter, shares				18,000,000	1,000,000	10,000	10,000	2,100
Share price				$ 10.00
Share value				$ 180,000,000
Gross proceeds						$ 50,000
Authorized share capital							$ 50,000
Share price per share		$ 10.00					$ 5.00		$ 10.00
Common stock issued and outstanding percenatge					100.00%
Shares issued				3,600,000
Additional shares				1,800,000
Professional service fees								$ 522,400
Short term loan in the principal amount														$ 250,000	$ 800,000
Loan bears interest percent														2.00%
Subsequent Event, Description		On July 30, 2026, the Company, Goodvision California, GV Assets, and Calisa Acquisition Corp. entered into a Conversion and Mutual Release Agreement pursuant to which, immediately prior to or substantially concurrently with the closing of the Business Combination: (i) $1,380,000 of outstanding loan principal owed to GV Assets, comprising loans made between January and July 2026 (of which $880,000 is reflected in the accompanying condensed consolidated balance sheet as of June 30, 2026 and $500,000 was incurred under two loan agreements entered into on July 1, 2026 and July 22, 2026, in the principal amount of $250,000 each), will be converted into 138,000 Class A ordinary shares of the surviving public company at $10.00 per share, with all accrued interest, fees, and costs irrevocably waived; and (ii) $930,000 of advanced transaction expenses paid or advanced by GV Assets on behalf of the Company (of which $928,522 is reflected as due to related party as of June 30, 2026) will be satisfied through the issuance of 93,000 Class A ordinary shares at a deemed purchase price of $10.00 per share (231,000 shares in the aggregate).
Principal amount outstanding of loans held		$ 520,000							$ 520,000
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Goodvision Inc [Member]
Subsequent Event [Line Items]
Share price per share	$ 10.00
Gross proceeds	$ 8,000,000
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Goodvision Inc [Member] | Calisa Holding LP [Member]
Subsequent Event [Line Items]
Number of shares issued	300,000
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Goodvision Inc [Member] | Star Shuttle LLC [Member]
Subsequent Event [Line Items]
Number of shares issued	200,000
Securities Purchase Agreements [Member] | Subsequent Event [Member] | Goodvision Inc [Member] | HKTT Horizon AI Fund, L.P. [Member]
Subsequent Event [Line Items]
Number of shares issued	300,000
Common Class A [Member] | Subsequent Event [Member] | Goodvision Inc [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued		52,000							52,000
Common Class A [Member] | Subscription Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to underwriter, shares			100,000
Share price			$ 10.00
Share value			$ 1,000,000
Common Class A [Member] | Subscription Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares to underwriter, shares	800,000
Share price	$ 10.00
Gross proceeds	$ 8,000,000